UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kingdon Capital Management, L.L.C.

Address:  152 West 57th Street
          New York, New York 10019


13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Cobos
Title:  Chief Financial Officer
Phone:  (212) 333-0100


Signature, Place and Date of Signing:

/s/ Peter J. Cobos             New York, New York            November 13, 2002
-----------------------     --------------------------    ----------------------
    [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   149

Form 13F Information Table Value Total:  $1,348,648,484.00


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.        Form 13F File Number             Name

1          28-3498                          Mark Kingdon
----       --------------------             ------------------------

                                                 Kingdon Capital Management, LLC.
                                                             Form 13F
                                                        September 30, 2002
COLUMN 1                   COLUMN  2    COLUMN 3     COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                            TITLE                     VALUE      SHRS OR    SH/  PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER            OF CLASS       CUSIP       (X$1000)    PRN AMT    PRN  CALL   DISCRETION   MGRS   SOLE     SHARED  NONE
Advance Auto Parts       Common Stock  00751Y106  10,548,000.00    200,000   SH        Shared-Other   1     200,000
Affiliated Comp. Serv.   CL A          008190100  12,765,000.00    300,000   SH        Shared-Other   1     300,000
Allied Waste             Par $.01 New  019589308  11,760,000.00  1,600,000   SH        Shared-Other   1   1,600,000
Amazon.com Inc.          Common Stock  023135106  15,930,000.00  1,000,000   SH        Shared-Other   1   1,000,000
Amer. Axle & Manuf.      Common Stock  024061103   9,792,160.00    392,000   SH        Shared-Other   1     392,000
Amer. Elec. Power Inc.   Common Stock  025537101   8,553,000.00    300,000   SH        Shared-Other   1     300,000
Anthem Inc.              Common Stock  03674B104  38,805,000.00    597,000   SH        Shared-Other   1     597,000
AntiGenics Inc           Common Stock  037032109   1,530,491.64    189,652   SH        Shared-Other   1     189,652
Apex Silver Mines Ltd.   ORD           G04074103   4,937,525.00    356,500   SH        Shared-Other   1     356,500
Applied Micro Circuits   Common Stock  03822W109   2,860,000.00  1,000,000   SH        Shared-Other   1   1,000,000
Aramark Corp.            CL B          038521100   7,515,900.00    357,900   SH        Shared-Other   1     357,900
Arris Group Inc.         Common Stock  04269Q100     902,645.00    247,300   SH        Shared-Other   1     247,300
ARV Assisted Living      Common Stock  00204C107   2,446,289.00    771,700   SH        Shared-Other   1     771,700
ASE Test Ltd.            ORD           Y02516105   1,412,000.00    400,000   SH        Shared-Other   1     400,000
AT & T Corp.             Common Stock  001957109   6,005,000.00    500,000   SH        Shared-Other   1     500,000
AudioCodes Ltd.          Common Stock  M15342104   1,325,601.60    761,840   SH        Shared-Other   1     761,840
Aventis                  Spon ADR      053561106   2,627,500.00     50,000   SH        Shared-Other   1     50,000
Baker Hughes Inc.        Common Stock  057224107  16,404,853.00    565,100   SH        Shared-Other   1     565,100
Bank of America Corp.    Common Stock  060505104  15,950,000.00    250,000   SH        Shared-Other   1     250,000
Bellsouth Corp.          Common Stock  079860102   5,508,000.00    300,000   SH        Shared-Other   1     300,000
Best Buy Co. Inc.        Common Stock  086516101   5,392,327.00    241,700   SH        Shared-Other   1     241,700
Biogen Inc.              Common Stock  090597105  11,684,000.00    400,000   SH        Shared-Other   1     400,000
BioMarin Pharm. Inc.     Common Stock  09061G101   3,154,184.00    540,100   SH        Shared-Other   1     540,100
Boston Scientific Corp.  Common Stock  101137107  18,936,000.00    600,000   SH        Shared-Other   1     600,000
Bunge Ltd.               Common Stock  G16962105   7,153,520.00    295,600   SH        Shared-Other   1     295,600
Cerus Corp.              Common Stock  157085101   6,692,000.00    400,000   SH        Shared-Other   1     400,000
Clear Channel Comm.      Common Stock  184502102  11,815,000.00    340,000   SH        Shared-Other   1     340,000
Coca Cola                Common Stock  191219104   8,496,000.00    400,000   SH        Shared-Other   1     400,000
   Enterprises Inc.
Computer Assoc.          Common Stock  204912109   9,600,000.00  1,000,000   SH        Shared-Other   1   1,000,000
   Intl. Inc.
Costco Wholesale         Common Stock  22160K105  19,422,000.00    600,000   SH        Shared-Other   1     600,000
   Corp. New
CSK Auto Corp.           Common Stock  125965103   3,506,880.00    281,000   SH        Shared-Other   1     281,000
Deere & Co.              Common Stock  244199105   9,090,000.00    200,000   SH        Shared-Other   1     200,000
dELiA*s Corp.            CL A          24688Q101     863,140.00    838,000   SH        Shared-Other   1     838,000
DepoMed Inc.             Common Stock  249908104   1,971,202.79    468,108   SH        Shared-Other   1     468,108
Devon Energy Corp. New   Common Stock  25179M103   9,650,000.00    200,000   SH        Shared-Other   1     200,000
Dollar General Corp.     Common Stock  256669102   5,851,120.00    436,000   SH        Shared-Other   1     436,000
Dominion Res.            Common Stock  25746U109  20,292,000.00    400,000   SH        Shared-Other   1     400,000
   Inc. Va New
Dow Chemical             Common Stock  260543103   8,193,000.00    300,000   SH        Shared-Other   1     300,000
Dreyers                  Common Stock  261878102  43,571,682.00    623,700   SH        Shared-Other   1     623,700
Du Pont                  Common Stock  263534109  10,821,000.00    300,000   SH        Shared-Other   1     300,000
eDiets.com Inc           Common Stock  280597105      78,011.64     63,735   SH        Shared-Other   1      63,735
El Paso Corp.            Common Stock  28336L109  11,578,000.00  1,400,000   SH        Shared-Other   1   1,400,000
Enchira Biotech. Corp.   Common Stock  29251Q107      80,000.00  1,000,000   SH        Shared-Other   1   1,000,000
ENSCO Int'l Inc.         Common Stock  26874Q100   6,260,000.00    250,000   SH        Shared-Other   1     250,000
Estee Lauder Cos. Inc.   CL A          518439104   1,701,408.00     59,200   SH        Shared-Other   1      59,200
Everest Re Grp. Ltd.     Common Stock  G3223R108   6,396,676.00    116,600   SH        Shared-Other   1     116,600
Exxon Mobil Corp.        Common Stock  30231G102   6,380,000.00    200,000   SH        Shared-Other   1     200,000
Flagstar Bancorp Inc.    Common Stock  337930101   2,070,000.00    100,000   SH        Shared-Other   1     100,000
Flamel Tech. SA          Spon ADR      338488109   1,644,750.00    645,000   SH        Shared-Other   1     645,000
Flextronics Int'l        ORD           Y2573F102   6,950,000.00  1,000,000   SH        Shared-Other   1   1,000,000
Flir Systems Inc.        Common Stock  302445101  13,944,000.00    400,000   SH        Shared-Other   1     400,000
FMC Corp.                Com New       302491303   5,164,000.00    200,000   SH        Shared-Other   1     200,000
Foundry Networks Inc.    Common Stock  35063R100   2,730,000.00    500,000   SH        Shared-Other   1     500,000
Federal Home             Common Stock  313400301  22,360,000.00    400,000   SH        Shared-Other   1     400,000
   LN Mtg Corp.
Gamestop Corp.           CL A          36466R101   2,877,315.00    140,700   SH        Shared-Other   1     140,700
Gap Inc. Del             Common Stock  364760108   9,222,500.00    850,000   SH        Shared-Other   1     850,000
Gemstar-TV               Common Stock  36866W106   2,500,000.00  1,000,000   SH        Shared-Other   1   1,000,000
   Gude Intl. Inc.
Genentech Inc.           Com New       368710406  22,841,000.00    700,000   SH        Shared-Other   1     700,000
General Electric Co.     Common Stock  369604103  13,557,500.00    550,000   SH        Shared-Other   1     550,000
General Motors Corp.     Common Stock  370442105   3,890,000.00    100,000   SH        Shared-Other   1     100,000
General Motors Corp.     CL H New      370442832   4,748,850.00    519,000   SH        Shared-Other   1     519,000
Genzyme Corp.            Com Genl Div  372917104  22,660,000.00  1,100,000   SH        Shared-Other   1   1,100,000
Gillette Co.             Com           375766102   2,974,800.00    100,500   SH        Shared-Other   1     100,500
Global Industries Ltd.   Common Stock  379336100   1,871,283.00    455,300   SH        Shared-Other   1     455,300
Goldman Sachs Group Inc. Common Stock  38141G104  19,809,000.00    300,000   SH        Shared-Other   1     300,000
Guidant Corp.            Common Stock  401698105  32,067,675.00    992,500   SH        Shared-Other   1     992,500
Hartford Financial       Common Stock  416515104   5,125,000.00    125,000   SH        Shared-Other   1     125,000
   Serv. Grp.
HCA Inc.                 Common Stock  404119109  28,566,000.00    600,000   SH        Shared-Other   1     600,000
Health Mgmt. Sys. Inc.   Common Stock  42219M100   1,588,500.00    450,000   SH        Shared-Other   1     450,000
HealtheTech Inc.         Common Stock  422210104   3,225,000.00    750,000   SH        Shared-Other   1     750,000
Healthe Tech Inc.        Common Stock  422210104   2,150,000.00    666,667   SH        Shared-Other   1     666,667
Hitachi Ltd.             ADR 10 Com    433578507   1,506,624.00     30,400   SH        Shared-Other   1      30,400
Home Depot Inc.          Common Stock  437076102  18,270,000.00    700,000   SH        Shared-Other   1     700,000
Household Int'l Inc.     Common Stock  441815107  11,324,000.00    400,000   SH        Shared-Other   1     400,000
IGEN Inc.                Common Stock  449536101   4,753,684.00    161,800   SH        Shared-Other   1     161,800
Impax Laboratories       Common Stock  45256B101   2,176,712.00    451,600   SH        Shared-Other   1     451,600
Infosys Tech. Ltd.       Spon ADR      456788108     737,120.00     13,600   SH        Shared-Other   1      13,600
InterMune Inc.           Common Stock  45884X103  22,816,850.00    695,000   SH        Shared-Other   1     695,000
International Paper Co.  Common Stock  460146103  10,017,000.00    300,000   SH        Shared-Other   1     300,000
Internet Security        Common Stock  46060X107   6,150,000.00    500,000   SH        Shared-Other   1     500,000
   Sys. Inc.
J D Edwards & Co.        Common Stock  281667105   5,538,000.00    600,000   SH        Shared-Other   1     600,000
Kindred Healthcare Inc.  Common Stock  494580103   6,558,625.00    177,500   SH        Shared-Other   1     177,500
Kohls Corp.              Common Stock  500255104  15,196,419.00    249,900   SH        Shared-Other   1     249,900
Kookmin Bank New         Spon ADR      50049M109     923,518.38     26,066   SH        Shared-Other   1      26,066
Lehman Brothers          Common Stock  524908100  14,715,000.00    300,000   SH        Shared-Other   1     300,000
   Hldgs. Inc.
Lennar Corp.             Common Stock  526057104   2,789,000.00     50,000   SH        Shared-Other   1      50,000
Lousiana Pacific Corp.   Common Stock  546347105   2,510,360.00    388,000   SH        Shared-Other   1     388,000
LSI Logic Corp.          Common Stock  502161102  12,700,000.00  2,000,000   SH        Shared-Other   1   2,000,000
Lyondell Chem. Co.       Common Stock  552078107  12,707,742.00  1,064,300   SH        Shared-Other   1   1,064,300
Micron Tech. Inc.        Common Stock  595112103  12,370,000.00  1,000,000   SH        Shared-Other   1   1,000,000
Microsoft Corp.          Common Stock  594918104   6,561,000.00    150,000   SH        Shared-Other   1     150,000
Mobile Telesystems OJSC  Spon ADR      607409109   3,225,360.00    106,800   SH        Shared-Other   1     106,800
Nabors Industries Ltd.   SHS           G6359F103  19,011,375.00    580,500   SH        Shared-Other   1     580,500
New Focus Inc.           Common Stock  644383101   5,579,282.00  2,121,400   SH        Shared-Other   1   2,121,400
Newmont Mining Corp.     Common Stock  651639106  11,004,000.00    400,000   SH        Shared-Other   1     400,000
News Corp. Ltd.          ADR New       652487703   5,775,000.00    300,000   SH        Shared-Other   1     300,000
Nokia Corp.              Spon ADR      654902204   5,355,650.00    404,200   SH        Shared-Other   1     404,200
Nordstrom Inc.           Common Stock  655664100   5,382,000.00    300,000   SH        Shared-Other   1     300,000
Norfolk Southern Corp.   Common Stock  655844108  21,258,051.00  1,052,900   SH        Shared-Other   1   1,052,900
Oil Service              Depository    678002106  10,000,000.00    200,000   SH        Shared-Other   1     200,000
   HOLDRS Trust            Receipt
Orbital Sciences Corp.   Common Stock  685564106   2,194,020.00    645,300   SH        Shared-Other   1     645,300
O'Reilly Auto. Inc.      Common Stock  686091109   4,523,540.00    158,000   SH        Shared-Other   1     158,000
OSI Pharm. Inc.          Common Stock  671040103  25,425,000.00  1,500,000   SH        Shared-Other   1   1,500,000
Packaging Corp. of Amer. Common Stock  695156109  29,239,949.00  1,669,900   SH        Shared-Other   1   1,669,900
PanAmSat Corp. New       Common Stock  697933109   8,680,000.00    500,000   SH        Shared-Other   1     500,000
Phillip Morris Cos. Inc. Common Stock  718154107  24,444,000.00    630,000   SH        Shared-Other   1     630,000
Placer Dome Inc.         Common Stock  725906101   7,304,000.00    800,000   SH        Shared-Other   1     800,000
Posco                    Spon ADR      693483109   1,618,500.00     75,000   SH        Shared-Other   1      75,000
PPG Industries Inc.      Common Stock  693506107  13,410,000.00    300,000   SH        Shared-Other   1     300,000
Principal Financial      Common Stock  74251V102   1,309,000.00     50,000   SH        Shared-Other   1      50,000
   Group
Providian Finl. Corp.    Common Stock  74406A102   3,675,000.00    750,000   SH        Shared-Other   1     750,000
Proxim Corp.             CL A          744283102   3,047,420.95  1,761,515   SH        Shared-Other   1   1,761,515
Prudential               Common Stock  744320102   8,568,000.00    300,000   SH        Shared-Other   1     300,000
   Financial Inc.
Radio One Inc.           Class D       75040P405   1,516,284.00     92,400   SH        Shared-Other   1      92,400
                           Non-Voting
Rayovac Corp.            Common Stock  755081106   4,421,280.00    362,400   SH        Shared-Other   1     362,400
Regal Entertainment      CL A          758766109   3,204,000.00    180,000   SH        Shared-Other   1     180,000
   Grp.
RSA Security Inc.        Common Stock  749719100   4,102,008.00  1,224,480   SH        Shared-Other   1   1,224,480
SanDisk Corp.            Common Stock  80004C101  13,849,550.00  1,065,350   SH        Shared-Other   1   1,065,350
Satyam Computer          Common Stock  804098101   2,670,000.00    300,000   SH        Shared-Other   1     300,000
   Services Inc.
SBC Comm. Inc.           Common Stock  78387G103   6,030,000.00    300,000   SH        Shared-Other   1     300,000
Schering Plough Corp.    Common Stock  806605101   3,878,108.00    181,900   SH        Shared-Other   1     181,900
Scios Inc.               Common Stock  808905103   2,546,000.00    100,000   SH        Shared-Other   1     100,000
Sears Roebuck & Co.      Common Stock  812387108  11,700,000.00    300,000   SH        Shared-Other   1     300,000
SGP Jan 27.5 Calls       Call Options  806605901     363,000.00      6,600       Call  Shared-Other   1       6,600
SGP Jan 35 Calls         Call Options  806605901      40,000.00      8,000       Call  Shared-Other   1       8,000
SK Telecom Ltd.          Spon ADR      78440P108   6,903,996.00    325,200   SH        Shared-Other   1     325,200
Smithfield Foods Inc.    Common Stock  832248108   6,280,000.00    400,000   SH        Shared-Other   1     400,000
Smurfit Stone            Common Stock  832727101   2,280,754.00    181,300   SH        Shared-Other   1     181,300
   Container Corp.
Symbol Tech. Inc.        Common Stock  871508107  14,132,742.00  1,842,600   SH        Shared-Other   1   1,842,600
Teco Energy Inc.         Common Stock  872375100   4,764,000.00    300,000   SH        Shared-Other   1     300,000
Tenet Healthcare Corp.   Common Stock  88033G100  22,275,000.00    450,000   SH        Shared-Other   1     450,000
Tiffany & Co. New        Common Stock  886547108   5,936,110.00    277,000   SH        Shared-Other   1     277,000
TJX Co. Inc. New         Common Stock  872540109   5,734,100.00    337,300   SH        Shared-Other   1     337,300
Travelers Ppty           CL A          89420G109  15,840,000.00  1,200,000   SH        Shared-Other   1   1,200,000
   CAS Corp New
Triad Hospitals Inc.     Common Stock  89579K109  20,659,980.00    544,400   SH        Shared-Other   1     544,400
Tribune Co. New          Common Stock  896047107   9,407,250.00    225,000   SH        Shared-Other   1     225,000
Turnstone Systems Inc.   Common Stock  900423104   1,122,107.00    517,100   SH        Shared-Other   1     517,100
Tyson Foods Inc.         CL A          902494103   8,722,500.00    750,000   SH        Shared-Other   1     750,000
UnitedHealthcare         Common Stock  91324P102  26,166,000.00    300,000   SH        Shared-Other   1     300,000
   Group Inc.
United Microelec. Corp.  Spon ADR      910873207   1,217,850.00    345,000   SH        Shared-Other   1     345,000
US Industries Inc. New   Common Stock  912080108   1,264,535.00    538,100   SH        Shared-Other   1     538,100
Verizon Comm.            Common Stock  92343V104  13,720,000.00    500,000   SH        Shared-Other   1     500,000
Visteon Corp.            Common Stock  92839U107   9,470,000.00  1,000,000   SH        Shared-Other   1   1,000,000
Vodafone Group           Spon ADR      92857W100   2,566,000.00    200,000   SH        Shared-Other   1     200,000
   PLC New
Waste Management         Common Stock  94106L109  19,239,000.00    825,000   SH        Shared-Other   1     825,000
   Inc Del
Weatherford Int'l Ltd.   Common Stock  G95089101   8,356,500.00    225,000   SH        Shared-Other   1     225,000
Western Digital Corp.    Common Stock  958102105  11,303,030.00  2,404,900   SH        Shared-Other   1   2,404,900
Western Wireless Corp.   CL A          95988E204   2,690,000.00  1,000,000   SH        Shared-Other   1   1,000,000
Weyerhaeuser Co.         Common Stock  962166104  10,942,500.00    250,000   SH        Shared-Other   1     250,000
Yellow Corp.             Common Stock  985509108  12,238,208.00    415,700   SH        Shared-Other   1     415,700
                                       Total:  1,348,648,484.00




48400.0002 #363589